Equity (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Common stock shares authorized	300,000,000		300,000,000	300,000,000
Common stock par value per share	$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized	20,000,000		20,000,000	20,000,000
Common stock shares issued	7,114,533		7,035,771	6,860,246
Common stock shares outstanding	7,114,533		7,035,771	6,860,246
Preferred stock shares issued	0		0	0
Preferred stock shares outstanding	0		0	0
Proceeds from sale of common stock	$ 225,705	$ 0	$ 7,000	$ 2,010,366
Stock issued during period value	$ 238,475		$ 7,000	$ 2,010,367
Stock options granted during period value	137,788	375,757	766,455	1,060,557
Stock options exercise price per share
Prepaid expenses			$ 170,000	$ 290,000
General and administration expense	$ 817,265	$ 838,497	$ 1,835,147	2,393,968
2016 Equity Incentive Plan [Member]
Option expiration term			10 years
Stock available for issuance			910,000
Stock options granted, fair value			$ 2,700,000	3,300,000
Prepaid expenses			170,000	290,000
General and administration expense			115,000	10,000
Unrecognized compensation expense to employees and vendors			$ 1,620,000	$ 1,740,000
Unrecognized compensation expenses recognition period			1 year 7 days	1 year 6 months 14 days
Stock options intrinsic value per share			$ 4.50	$ 4.00
2016 Equity Incentive Plan [Member] | Minimum [Member]
Vesting period			0 years
2016 Equity Incentive Plan [Member] | Maximum [Member]
Vesting period			3 years
Aggregate number of common stock shares reserved for future issuance			5,000,000
To Satisfy Contingent Liabilities [Member]
Stock issued during period shares			28,000	23,000
Stock issued during period value			$ 130,000	$ 90,000
Convertible Promissory Notes [Member]
Stock issued during period shares	14,400		45,000
Stock issued during period value	$ 65,000		$ 170,000
Convertible Promissory Notes [Member] | Prepay Interest on Notes [Member]
Stock issued during period shares			57,000
Investors [Member]
Stock issued during period shares	53,000		1,556	510,000
Proceeds from sale of common stock	$ 238,500		$ 7,000	$ 2,000,000
Related Parties [Member]
Stock issued during period shares				30,000
Proceeds from sale of common stock				$ 110,000
Vendors [Member]
Stock issued during period shares for services	11,300		24,000	47,000
Share-based compensation expense	$ 51,000		$ 100,000	$ 160,000
Employees [Member]
Stock issued during period shares for services			20,000	39,000
Share-based compensation expense			$ 90,000	$ 160,000
Advisors [Member]
Stock options exercise price per share				$ 5.25
Stock options exercise period				3 years
Advisors [Member] | 2016 Equity Incentive Plan [Member]
Stock options granted during period value				310,000
Stock options exercise price per share				$ 5.25
Stock options exercise period				3 years